Accounts receivable (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Schedule of other receivables

	April 30, 2022 $	October 31, 2021 $
Trade Receivables	11,501,265	4,072,701

Total accounts receivable	11,501,265	4,072,701

Sales Taxes receivable	1,392,789	379,814
Other	171,641	593,331

Total other receivables	1,564,430	973,145

	October 31, 2021	October 31, 2020
	$	$
Harmonized Sales Taxes receivable	379,814	274,998
Other receivables	593,331	43,931

	973,145	318,929

Summary of Analysis of Age of Financial Assets that are Past Due

Aging Summary	October 31, 2021	October 31, 2020
	$	$
Current	3,181,294	540,824
1-30 days	310,818	—
31-60 days	120,604	21,455
61-90 days	18,477	—
91 days and over	441,508	9,021

	4,072,701	571,300

Schedule of revenue by customers
The Company’s revenue and accounts receivable primarily come from two key customers as shown in the table below. The Company’s remaining customers do not make up significant percentages of these balances.

	Three months ended		Six months ended
	2022%	2021%	2022%	2021%
Revenue
Customer A	10.0%	65.0%	16.0%	85.0%
Customer B	83.0%	0.0%	74.0%	0.0%

	April 30, 2022 $	October 31, 2021 $
Accounts Receivable
Customer A	7.4%	94.0%
Customer B	79.1%	0.0%